Fair Value Measurements - Additional Information (Details)	Sep. 30, 2025 USD ($) $ / shares
Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Asset, Held-in-Trust	$ 46
US Treasury Bill Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Asset, Held-in-Trust	419,571,007
Public Warrants [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair Value Adjustment of Warrants	$ 3,177,450
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.307